CONCENTRATIONS OF RISK (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Of Risk Purchases	$ 13,334,423	$ 23,788,878	$ 10,036,874
Concentration Risk Percentage Of Purchases	67.00%	92.00%	79.00%
Vendor A [Member]
Concentration Of Risk Purchases	5,073,101	11,757,680	5,980,333
Concentration Risk Percentage Of Purchases	26.00%	48.00%	47.00%
Vendor B [Member]
Concentration Of Risk Purchases	5,055,048	6,463,616	4,056,541
Concentration Risk Percentage Of Purchases	25.00%	24.00%	32.00%
Vendor C [Member]
Concentration Of Risk Purchases	$ 3,206,274	$ 5,567,582
Concentration Risk Percentage Of Purchases	16.00%	20.00%